Financial Risk Management - Additional Information (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure Of Financial Instruments [Line Items]
Financial assets	₩ 43,256,000,000	₩ 6,894,000,000	₩ 6,783,000,000
Financial liabilities	34,988,000,000	₩ 3,138,000,000	₩ 17,000,000
Variable Interest Rate
Disclosure Of Financial Instruments [Line Items]
Borrowings	₩ 0
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Foreign exchange risk movement in currency percentage	10.00%
Price Risk
Disclosure Of Financial Instruments [Line Items]
Financial assets	₩ 0
Financial liabilities	₩ 0